Schedule of Roll Forward of Notes Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Gross Notes outstanding, beginning of period	$ 21,482	$ 20,308
Notes issued	7,876	7,691
Note repayments / redemptions	(8,722)	(6,517)
Gross Notes outstanding, end of period	20,636	21,482
Less deferred financing costs, net	(367)	(416)
Notes outstanding, net	$ 20,269	$ 21,066